Other Assets, Non-Current (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets, Non-Current [Abstract]
Schedule of Other Assets, Non-Current

Other assets, non-current consisted of the following:

	As of December 31,
	2025	2024
Prepayment for acquisition related deposit	$15,194,628	$-
Deposit for lease	35,568	-
Prepayment for the construction and equipment	115,035	-
Total other assets, non-current	$15,345,231	$-